Leases - Summary of Maturities of Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
2023	¥ 9,902
2024	10,287
2025	4,263
2026	152
2027	0
Total lease payments	24,604
Less: imputed interest	(2,643)
Total	¥ 21,961	¥ 38,198